Compensation Plans	12 Months Ended
Dec. 31, 2015
Compensation Plans [Abstract]
Compensation Plans

21.Compensation Plans

Encana has a number of compensation arrangements under which the Company awards various types of long-term incentive grants to eligible employees.  They include TSARs, Performance TSARs, SARs, Performance Share Units (“PSUs”), Deferred Share Units (“DSUs”) and RSUs.  These compensation arrangements are share-based.

Encana accounts for TSARs, Performance TSARs, SARs, PSUs, and RSUs held by employees as cash-settled share-based payment transactions and, accordingly, accrues compensation costs over the vesting period based on the fair value of the rights determined using the Black-Scholes-Merton and other fair value models.  TSARs,  and SARs granted vest and are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.  Commencing in March 2015, TSARs and SARs granted expire seven years after the date granted.  Performance TSARs vest over a four-year period based on prescribed performance targets and expire if not eligible to vest after that time.  PSUs and RSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

The following weighted average assumptions were used to determine the fair value of the share units held by employees:

As at December 31, 2015	US$ Share Units	C$ Share Units
Risk Free Interest Rate	0.48%	0.48%
Dividend Yield	1.18%	1.09%
Expected Volatility Rate	39.16%	36.45%
Expected Term	1.4 yrs	1.5 yrs
Market Share Price	US$5.09	C$7.03

As at December 31, 2014	US$ Share Units	C$ Share Units
Risk Free Interest Rate	1.01%	1.01%
Dividend Yield	2.02%	1.91%
Expected Volatility Rate	30.66%	29.11%
Expected Term	1.5 yrs	1.7 yrs
Market Share Price	US$13.87	C$16.17

Volatility was estimated using historical rates.

The Company has recognized the following share-based compensation costs:

For the years ended December 31	2015	2014	2013
Compensation Costs of Transactions Classified as Cash-Settled	$(29)	$25	$63
Compensation Costs of Transactions Classified as Equity-Settled (1)	-	(2)	3
Total Share-Based Compensation Costs	(29)	23	66
Less: Total Share-Based Compensation Costs Capitalized	10	(6)	(22)
Total Share-Based Compensation Expense	$(19)	$17	$44
Recognized on the Consolidated Statement of Earnings in:
Operating expense	$(7)	$12	$18
Administrative expense	(12)	5	26
	$(19)	$17	$44
(1) RSUs may be settled in cash or equity as determined by Encana. The Company’s decision to cash settle RSUs was made subsequent to the original grant date.

Included in the total share-based compensation for 2014 and 2013 are share units related to the 2009 corporate reorganization which include TSARs, Performance TSARs and SARs.  During 2014 and 2013, Encana recorded a reduction in compensation costs of $2 million and $15 million related to the Cenovus share units, respectively.  As at December 31, 2014, all remaining share units held by Cenovus employees have expired and there were no remaining obligations associated with the share plans from the 2009 corporate reorganization.

As at December 31, 2015, the liability for share-based payment transactions totaled $51 million (2014 – $99 million), of which $28 million (2014 – $29 million) is recognized in accounts payable and accrued liabilities and $23 million (2014 - $70 million) is recognized in other liabilities and provisions in the Consolidated Balance Sheet.

For the years ended December 31	2015	2014	2013
Liability for Cash-Settled Share-Based Payment Transactions:
Unvested	$47	$78	$121
Vested	4	21	48
	$51	$99	$169

The following sections outline certain information related to Encana’s compensation plans as at December 31, 2015.

A)TANDEM STOCK APPRECIATION RIGHTS

All options to purchase common shares issued under the Encana Stock Option Plan have associated TSARs attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the original grant price.  The TSARs vest and expire under the same terms and conditions as the underlying option.

The following tables summarize information related to the TSARs held by employees:

As at December 31	2015		2014
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	20,401	22.30	22,512	23.11
Granted	1,934	14.42	5,271	20.57
Exercised - SARs	-	-	(1,443)	19.84
Exercised - Options	-	-	(1)	18.06
Forfeited	(2,574)	20.89	(4,656)	23.16
Expired	(2,392)	32.63	(1,282)	29.06
Outstanding, End of Year	17,369	20.21	20,401	22.30
Exercisable, End of Year	9,981	21.71	9,951	25.40

As at December 31, 2015	Outstanding TSARs			Exercisable TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	8,015	3.06	17.25	3,606	18.10
20.00 to 29.99	7,659	2.15	20.90	4,680	21.09
30.00 to 39.99	1,695	0.14	31.08	1,695	31.08
	17,369	2.37	20.21	9,981	21.71

During the year, Encana recorded a reduction in compensation costs of $12 million related to the TSARs (2014 – reduction of compensation costs of $15 million; 2013 – compensation costs of $21 million).

As at December 31, 2015, there was approximately $1 million of total unrecognized compensation costs (2014 – $5 million) related to unvested TSARs held by employees.  The costs are expected to be recognized over a weighted average period of 1.5 years.

B)PERFORMANCE TANDEM STOCK APPRECIATION RIGHTS

In 2013, Encana granted Performance TSARs to the President & Chief Executive Officer.  The Performance TSARs vest and expire over the same terms and conditions as the underlying option.  Under this 2013 grant, vesting is also subject to Encana achieving prescribed performance targets over a four-year period based on Encana’s share price performance. Performance TSARs that do not vest when eligible are forfeited and cancelled. As at December 31, 2015, there were 934,830 outstanding (exercisable – nil) Performance TSARs under this grant with a weighted average exercise price of C$18.00 and a weighted average remaining contractual life of 2.45 years.

During the year, Encana recorded a reduction in compensation costs of $1 million related to the Performance TSARs (2014 – compensation costs of $1 million; 2013 – compensation costs of $1 million).

As at December 31, 2015, there were no unrecognized compensation costs (2014 - $1 million) related to unvested Performance TSARs.

C)STOCK APPRECIATION RIGHTS

Since 2010, U.S. dollar denominated SARs have been granted to eligible U.S. based employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the original grant price of the right.

The following tables summarize information related to U.S. dollar denominated SARs held by employees:

As at December 31	2015		2014
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,264	23.04	14,930	23.79
Granted	1,444	12.30	3,139	19.10
Exercised	-	-	(1,095)	19.96
Forfeited	(1,338)	20.00	(4,667)	23.49
Expired	(2,233)	30.58	(43)	26.04
Outstanding, End of Year	10,137	20.26	12,264	23.04
Exercisable, End of Year	6,149	22.49	7,310	25.97

As at December 31, 2015	Outstanding SARs			Exercisable SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	5,747	3.20	16.96	2,102	18.12
20.00 to 29.99	2,978	1.26	21.31	2,635	21.15
30.00 to 39.99	1,412	0.13	31.49	1,412	31.49
	10,137	2.20	20.26	6,149	22.49

During the year, Encana recorded a reduction of compensation costs of $5 million related to the SARs (2014 – reduction of compensation costs of $2 million; 2013 – compensation costs of $1 million).

As at December 31, 2015, there were no unrecognized compensation costs (2014 – $2 million) related to unvested SARs held by employees.

D)	PERFORMANCE SHARE UNITS

Since 2010, PSUs have been granted to eligible employees, which entitle the employee to receive, upon vesting, a cash payment equal to the value of one common share of Encana for each PSU held, depending upon the terms of the PSU Plan.  PSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.    Based on the performance assessment, up to a maximum of two times the original PSU grant may be eligible to vest in respect of the year being measured.  The respective proportion of the original PSU grant deemed eligible to vest for each year will be valued and the notional cash value deposited to a PSU account, with payout deferred to the final vesting date.

The ultimate value of the PSUs will depend upon Encana's performance relative to predetermined corresponding performance targets measured over a three-year period.  For grants during 2010 through 2012, performance is measured relative to an internal recycle ratio as assessed by the Board on an annual basis to determine whether the performance criteria have been met.  For grants commencing in 2013, performance is measured over a three-year period relative to a specified peer group.

The following tables summarize information related to the PSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	1,222	1,134
Granted	1,438	457
Deemed Eligible to Vest	(36)	(211)
Units, in Lieu of Dividends	97	18
Forfeited	(118)	(176)
Unvested and Outstanding, End of Year	2,603	1,222

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	278	363
Granted	845	167
Deemed Eligible to Vest	(5)	(173)
Units, in Lieu of Dividends	40	4
Forfeited	(133)	(83)
Unvested Outstanding, End of Year	1,025	278

During the year, Encana recorded compensation costs of $1 million related to the outstanding PSUs (2014 – $4 million; 2013 – $11 million).

As at December 31, 2015, there was approximately $10 million of total unrecognized compensation costs (2014 – $12 million) related to unvested PSUs held by employees.  The costs are expected to be recognized over a weighted average period of 1.5 years.

E)DEFERRED SHARE UNITS

The Company has in place a program whereby Directors and certain key employees are issued DSUs, which vest immediately, are equivalent in value to a common share of the Company and are settled in cash.

Under the DSU Plan, employees have the option to convert either 25 or 50 percent of their annual High Performance Results (“HPR”) award into DSUs.  The number of DSUs converted is based on the value of the award divided by the closing value of Encana’s share price at the end of the performance period of the HPR award.

For both Directors and employees, DSUs can only be redeemed following departure from Encana in accordance with the terms of the respective DSU Plan and must be redeemed prior to December 15th of the year following the departure from Encana.

The following table summarizes information related to the DSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2015	2014

Outstanding, Beginning of Year	891	1,027
Granted	41	152
Converted from HPR awards	139	-
Units, in Lieu of Dividends	32	14
Redeemed	(350)	(302)
Outstanding, End of Year	753	891

During the year, Encana recorded a reduction of compensation costs of $5 million related to the outstanding DSUs (2014 – compensation costs of $1 million; 2013 – compensation costs of $2 million).

F)RESTRICTED SHARE UNITS

Since 2011, RSUs have been granted to eligible employees.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  As at December 31, 2015, Encana plans to settle the RSUs in cash on the vesting date.

The following tables summarize information related to the RSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	5,887	5,130
Granted	3,381	2,785
Units, in Lieu of Dividends	306	94
Vested and Released	(206)	(1,368)
Forfeited	(1,254)	(754)
Unvested and Outstanding, End of Year	8,114	5,887

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	3,110	3,475
Granted	3,206	1,767
Units, in Lieu of Dividends	218	51
Vested and Released	(51)	(1,071)
Forfeited	(574)	(1,112)
Unvested and Outstanding, End of Year	5,909	3,110

During the year, Encana recorded a reduction of compensation costs of $7 million related to the outstanding RSUs (2014 – compensation costs of $36 million; 2013 – compensation costs of $45 million).  As at December 31, 2015,  $11 million of the paid in surplus balance related to the RSUs (2014 – $11 million).

As at December 31, 2015, there was approximately $26 million of total unrecognized compensation costs (2014 – $57 million) related to unvested RSUs held by employees.  The costs are expected to be recognized over a weighted average period of 1.3 years.